FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Debt
Debt[1]

	As at June 30, 2018	As at December 31, 2017
4.4%/5.7% notes[2,9]	$1,469	$1,468
3.85%/5.25% notes	1,079	1,079
5.80% notes[3,9]	395	395
6.35% notes[4,9]	594	593
Other fixed-rate notes[5,9]	1,326	1,326
Capital leases[6]	31	46
Other debt obligations	599	603
5.75% notes[7,9]	842	842
Acacia credit facility[8]	57	71
	$6,392	$6,423
Less: current portion[10]	(680)	(59)
	$5,712	$6,364

[1]
The agreements that govern our long-term debt each contain various provisions which are not summarized herein. These provisions allow Barrick to, at its option, redeem indebtedness prior to maturity at specified prices and also may permit redemption of debt by Barrick upon the occurrence of certain specified changes in tax legislation.

[2]
Consists of $1.5 billion in conjunction with our wholly owned subsidiary Barrick North America Finance LLC (“BNAF”). This consists of $629 million of BNAF notes due 2021 and $850 million of BNAF notes due 2041.

[3]	Consists of $400 million of 5.80% notes which mature in 2034.

[4]	Consists of $600 million of 6.35% notes which mature in 2036.

[5]
Consists of $1.3 billion in conjunction with our wholly owned subsidiary BNAF and our wholly-owned subsidiary Barrick (PD) Australia Finance Pty Ltd. (“BPDAF”). This consists of $248 million of BPDAF notes due 2020, $250 million of BNAF notes due 2038 and $850 million of BPDAF notes due 2039.

[6]	Consists primarily of capital leases at Pascua-Lama of $11 million, and Lagunas Norte of $16 million (2017: $13 million and $27 million, respectively).

[7]	Consists of $850 million in conjunction with our wholly owned subsidiary BNAF.

[8]	Consists of an export credit backed term loan facility.

[9]
We provide an unconditional and irrevocable guarantee on all BNAF, BPDAF, Barrick Gold Finance Company (“BGFC”) and Barrick (HMC) Mining (“BHMC”) notes and generally provide such guarantees on all BNAF, BPDAF, BGFC and BHMC notes issued, which will rank equally with our other unsecured and unsubordinated obligations.

[10]
The current portion of long-term debt consists of $627 million (2017: $nil) of BNAF notes due 2021, other debt obligations of $4 million (2017: $4 million), capital leases of $21 million (2017: $27 million) and Acacia credit facility of $28 million (2017: $28 million).

On July 17, 2018, Barrick completed a make-whole repurchase of the approximately $629 million of outstanding principal on the 4.40% notes due 2021.